Business Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended									1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 segments	Dec. 31, 2011 segments		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Consumer & Business Banking Segment [Member]	Dec. 31, 2010 Consumer & Business Banking Segment [Member]	Dec. 31, 2009 Consumer & Business Banking Segment [Member]	Jun. 30, 2011 Consumer Real Estate Services Segment [Member]	Dec. 31, 2010 Consumer Real Estate Services Segment [Member]	Dec. 31, 2011 Consumer Real Estate Services Segment [Member]	Dec. 31, 2010 Consumer Real Estate Services Segment [Member]	Dec. 31, 2009 Consumer Real Estate Services Segment [Member]	Dec. 31, 2011 Global Banking Segment [Member]	Dec. 31, 2010 Global Banking Segment [Member]	Dec. 31, 2009 Global Banking Segment [Member]	Dec. 31, 2011 Global Markets Segment [Member]	Dec. 31, 2010 Global Markets Segment [Member]	Dec. 31, 2009 Global Markets Segment [Member]	Dec. 31, 2011 Global Wealth and Investment Management Segment [Member]	Dec. 31, 2010 Global Wealth and Investment Management Segment [Member]	Dec. 31, 2009 Global Wealth and Investment Management Segment [Member]	Dec. 31, 2011 All Other Company Segments [Member]	Dec. 31, 2010 All Other Company Segments [Member]	Dec. 31, 2009 All Other Company Segments [Member]	Dec. 31, 2011 Minimum [Member] Consumer & Business Banking Segment [Member]	Dec. 31, 2011 Minimum [Member] Global Banking Segment [Member]	Dec. 31, 2011 Maximum [Member] Consumer & Business Banking Segment [Member]	Dec. 31, 2011 Maximum [Member] Global Banking Segment [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments	5	6
Net interest income (FTE basis)		$ 45,588,000,000	[1]	$ 52,693,000,000	[1]	$ 48,410,000,000		$ 21,377,000,000	$ 24,298,000,000	$ 25,427,000,000			$ 3,207,000,000	$ 4,662,000,000	$ 4,961,000,000	$ 9,490,000,000	$ 10,064,000,000	$ 10,274,000,000	$ 3,682,000,000	$ 4,332,000,000	$ 5,584,000,000	$ 6,052,000,000	$ 5,682,000,000	$ 5,885,000,000	$ 1,780,000,000	$ 3,655,000,000	$ (3,721,000,000)
Noninterest Income		48,838,000,000	[1]	58,697,000,000	[1]	72,534,000,000	[1]	11,496,000,000	13,883,000,000	19,966,000,000			(6,361,000,000)	5,667,000,000	11,677,000,000	7,828,000,000	7,684,000,000	6,380,000,000	11,103,000,000	14,786,000,000	14,966,000,000	11,344,000,000	10,609,000,000	9,924,000,000	13,428,000,000	6,068,000,000	9,621,000,000
Total Revenue, net of Interest Expense		94,426,000,000	[1]	111,390,000,000	[1]	120,944,000,000		32,873,000,000	38,181,000,000	45,393,000,000			(3,154,000,000)	10,329,000,000	16,638,000,000	17,318,000,000	17,748,000,000	16,654,000,000	14,785,000,000	19,118,000,000	20,550,000,000	17,396,000,000	16,291,000,000	15,809,000,000	15,208,000,000	9,723,000,000	5,900,000,000
Provision for credit losses		13,410,000,000	[1]	28,435,000,000	[1]	48,570,000,000	[1]	3,490,000,000	11,647,000,000	27,688,000,000			4,524,000,000	8,490,000,000	11,244,000,000	(1,118,000,000)	1,298,000,000	8,418,000,000	(56,000,000)	30,000,000	366,000,000	398,000,000	646,000,000	1,060,000,000	6,172,000,000	6,324,000,000	(206,000,000)
Amortization of intangibles		1,509,000,000	[1]	1,731,000,000	[1]	1,978,000,000	[1]	759,000,000	870,000,000	1,006,000,000			11,000,000	38,000,000	63,000,000	102,000,000	121,000,000	141,000,000	66,000,000	66,000,000	65,000,000	438,000,000	458,000,000	480,000,000	133,000,000	178,000,000	223,000,000
Goodwill impairment		3,184,000,000	[1]	12,400,000,000	[1]	0		0	10,400,000,000		2,600,000,000	2,000,000,000	2,603,000,000	2,000,000,000											581,000,000
Other Noninterest Expense		75,581,000,000	[1]	68,977,000,000	[1]	64,735,000,000	[1]	16,945,000,000	17,309,000,000	16,278,000,000			19,190,000,000	12,768,000,000	11,350,000,000	8,786,000,000	8,551,000,000	7,933,000,000	12,170,000,000	11,703,000,000	10,040,000,000	13,919,000,000	12,751,000,000	11,617,000,000	4,571,000,000	5,895,000,000	7,517,000,000
Income (loss) before income taxes		742,000,000	[1]	(153,000,000)	[1]	5,661,000,000	[1]	11,679,000,000	(2,045,000,000)	421,000,000			(29,482,000,000)	(12,967,000,000)	(6,019,000,000)	9,548,000,000	7,778,000,000	162,000,000	2,605,000,000	7,319,000,000	10,079,000,000
Income (loss) before income taxes		(230,000,000)		(1,323,000,000)		4,360,000,000																2,641,000,000	2,436,000,000	2,652,000,000	3,751,000,000	(2,674,000,000)	(1,634,000,000)
Income Tax Expense (Benefit) (FTE Basis)		(704,000,000)	[1]	2,085,000,000	[1]	(615,000,000)		4,227,000,000	3,089,000,000	189,000,000			(10,009,000,000)	(4,070,000,000)	(2,185,000,000)	3,501,000,000	2,887,000,000	27,000,000	1,620,000,000	3,073,000,000	2,968,000,000	969,000,000	1,083,000,000	953,000,000	(1,012,000,000)	(3,977,000,000)	(2,567,000,000)
Net income (loss)		1,446,000,000	[1]	(2,238,000,000)	[1]	6,276,000,000	[1]	7,452,000,000	(5,134,000,000)	232,000,000			(19,473,000,000)	(8,897,000,000)	(3,834,000,000)	6,047,000,000	4,891,000,000	135,000,000	985,000,000	4,246,000,000	7,111,000,000	1,672,000,000	1,353,000,000	1,699,000,000	4,763,000,000	1,303,000,000	933,000,000
Assets		2,129,046,000,000	[2]	2,264,909,000,000	[2]			520,503,000,000	510,986,000,000			212,412,000,000	163,712,000,000	212,412,000,000		349,473,000,000	311,113,000,000		501,825,000,000	537,945,000,000		284,062,000,000	296,478,000,000		309,471,000,000	395,975,000,000
Annual Sales of Business Clients																												$ 1,000,000	$ 2,000,000,000	$ 50,000,000	$ 2,000,000,000

[1]	There were no material intersegment revenues.
[2]	Total assets include long-lived assets, which are primarily located in the U.S.